TRADE AND OTHER RECEIVABLES (CURRENT)	12 Months Ended
Jun. 30, 2021
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES (CURRENT)

11. TRADE AND OTHER RECEIVABLES (CURRENT)

	Consolidated
	2021 $	2020 $
Trade receivables	120,237	38,871
Less: loss allowance	(30,784)	—
Net trade receivables	89,453	38,871
Other receivables (1)	984,872	750,483
Total net current trade and other receivables	1,074,325	789,354

(1)	Other receivables majorly consists of R&D income grant receivable.